19. SHAREHOLDERS' EQUITY (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Number of common shares outstanding	1,387,524,047	1,387,524,047
Percent of total shares	100.00%	100.00%
Common
Number of common shares outstanding	1,357,133,047	1,357,133,047
Percent of total shares	97.81%	97.81%
Percent of voting capital	100.00%	100.00%
Treasury shares
Number of common shares outstanding	30,391,000	30,391,000
Percent of total shares	2.19%	2.19%
Vicunha Acos S.A.
Number of common shares outstanding	682,855,454	682,855,454
Percent of total shares	49.21%	49.21%
Percent of voting capital	50.32%	50.32%
Rio Iaco Participacoes S.A.
Number of common shares outstanding	58,193,503	58,193,503
Percent of total shares	4.19%	4.19%
Percent of voting capital	4.29%	4.29%
CFL Participacoes S.A.
Number of common shares outstanding	3,977,536	3,977,536
Percent of total shares	0.29%	0.29%
Percent of voting capital	0.29%	0.29%
Vicunha Textil S.A.
Number of common shares outstanding	4,927,000	4,927,000
Percent of total shares	0.36%	0.36%
Percent of voting capital	0.36%	0.36%
Caixa Beneficente dos Empregados da CSN - CBS
Number of common shares outstanding	20,143,031	20,143,031
Percent of total shares	1.45%	1.45%
Percent of voting capital	1.48%	1.48%
BNDES Participacoes S.A. - BNDESPAR
Number of common shares outstanding	8,794,890	8,794,890
Percent of total shares	0.63%	0.63%
Percent of voting capital	0.65%	0.65%
NYSE (ADRs)
Number of common shares outstanding	303,590,364	323,546,664
Percent of total shares	21.88%	23.32%
Percent of voting capital	22.37%	23.84%
BM&FBovespa
Number of common shares outstanding	274,651,269	254,694,969
Percent of total shares	19.79%	18.36%
Percent of voting capital	20.24%	18.77%